Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000123827 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000123827 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000123827 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000123827 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000123827 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000123827 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000123827 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%
C000123827 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000123827 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000123828 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000123828 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000123828 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000123828 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000123828 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000123828 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000123828 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%
C000123828 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000123828 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000123825 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000123825 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000123825 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000123825 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000123825 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000123825 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000123825 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%
C000123825 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000123825 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000123826 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000123826 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000123826 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000123826 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000123826 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000123826 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000123826 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%
C000123826 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000123826 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000123396 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000123396 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000123396 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	91.50%
C000123396 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000123397 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000123397 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000123397 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	91.50%
C000123397 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000123398 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000123398 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000123398 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	91.50%
C000123398 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000123395 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000123395 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000123395 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	91.50%
C000123395 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000116844 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000116844 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000116844 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000116844 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000116844 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
C000116844 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.80%
C000116844 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000116844 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000116843 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000116843 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000116843 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000116843 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000116843 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
C000116843 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.80%
C000116843 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000116843 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000116842 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000116842 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000116842 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000116842 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000116842 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
C000116842 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.80%
C000116842 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000116842 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000116841 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000116841 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000116841 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000116841 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000116841 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
C000116841 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.80%
C000116841 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000116841 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000136814 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000136814 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136814 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000136814 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.50%
C000136814 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000136814 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000136814 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000136814 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000136814 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000136813 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000136813 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136813 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000136813 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.50%
C000136813 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000136813 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000136813 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000136813 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000136813 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000136811 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000136811 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136811 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000136811 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.50%
C000136811 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000136811 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000136811 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000136811 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000136811 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000136812 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000136812 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136812 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000136812 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.50%
C000136812 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000136812 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000136812 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000136812 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000136812 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000008137 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	56.60%
C000008137 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000008137 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000008137 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000008137 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000008137 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000008130 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	56.60%
C000008130 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000008130 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000008130 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000008130 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000008130 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000008135 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	56.60%
C000008135 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000008135 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000008135 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000008135 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000008135 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000115390 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	56.60%
C000115390 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000115390 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000115390 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000115390 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000115390 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000008136 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	56.60%
C000008136 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000008136 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000008136 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000008136 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000008136 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000212345 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	56.60%
C000212345 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000212345 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000212345 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000212345 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000212345 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000073383 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	74.40%
C000073383 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000073383 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000073383 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000073383 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000073383 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000008138 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	56.60%
C000008138 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000008138 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000008138 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000008138 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000008138 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000008134 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	56.60%
C000008134 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000008134 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000008134 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000008134 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000008134 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000225257 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	56.60%
C000225257 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000225257 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000225257 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000225257 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000225257 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000210341 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	74.40%
C000210341 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000210341 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000210341 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000210341 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000210341 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000210340 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	74.40%
C000210340 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000210340 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000210340 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000210340 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000210340 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000008128 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	74.40%
C000008128 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000008128 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000008128 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000008128 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000008128 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000165406 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	74.40%
C000165406 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000165406 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000165406 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000165406 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000165406 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000008129 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	74.40%
C000008129 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000008129 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000008129 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000008129 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000008129 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000008125 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
C000008125 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000008125 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000008125 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000008125 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000008125 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000008123 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
C000008123 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000008123 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000008123 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000008123 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000008123 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000008124 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
C000008124 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000008124 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000008124 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000008124 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000008124 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000073382 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	75.40%
C000073382 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000073382 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000073382 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000073382 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000073382 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000165403 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	75.40%
C000165403 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000165403 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000165403 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000165403 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000165403 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000008127 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
C000008127 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000008127 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000008127 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000008127 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000008127 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000132280 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000132280 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132280 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000132280 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	88.40%
C000100364 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100364 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000100364 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000100364 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	88.40%
C000100363 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100363 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000100363 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000100363 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	88.40%
C000090816 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000090816 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	75.30%
C000090816 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000090816 [Member] | Other Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000090816 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000090816 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000100362 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100362 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000100362 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000100362 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	88.40%
C000190446 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000190446 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	75.30%
C000190446 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000190446 [Member] | Other Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000190446 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000190446 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000008143 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	68.20%
C000008143 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000008143 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000008143 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000008143 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000008143 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000008139 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	68.20%
C000008139 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000008139 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000008139 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000008139 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000008139 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000008142 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	68.20%
C000008142 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000008142 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000008142 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000008142 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000008142 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000008140 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	68.20%
C000008140 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000008140 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000008140 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000008140 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000008140 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000008141 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	68.20%
C000008141 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000008141 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000008141 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000008141 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000008141 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000066702 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[1]
C000066702 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	44.60%
C000066702 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000066702 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
C000066702 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000066702 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000066703 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[2]
C000066703 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	44.60%
C000066703 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000066703 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
C000066703 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000066703 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000066701 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[3]
C000066701 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	44.60%
C000066701 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000066701 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
C000066701 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000066701 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000066704 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[4]
C000066704 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	44.60%
C000066704 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000066704 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
C000066704 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000066704 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000195119 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[5]
C000195119 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	44.60%
C000195119 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000195119 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
C000195119 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000195119 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000210339 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	75.40%
C000210339 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000210339 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000210339 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000210339 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000210339 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000210338 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	75.40%
C000210338 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000210338 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000210338 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000210338 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000210338 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000008122 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	75.40%
C000008122 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000008122 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000008122 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000008122 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000008122 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000008120 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000008120 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
C000008120 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000008120 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000008120 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000008120 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000008121 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000008121 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
C000008121 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000008121 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000008121 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000008121 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000008117 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000008117 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
C000008117 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000008117 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000008117 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000008117 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000222400 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000222400 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
C000222400 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000222400 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000222400 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000222400 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000225256 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000225256 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
C000225256 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000225256 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000225256 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000225256 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000217004 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000217004 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
C000217004 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000217004 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000217004 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000217004 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000008116 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000008116 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
C000008116 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000008116 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000008116 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000008116 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000008118 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000008118 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
C000008118 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000008118 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000008118 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000008118 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000008119 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000008119 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
C000008119 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000008119 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000008119 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000008119 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000008075 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000008075 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[6]
C000008075 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000008075 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000008075 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000008075 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000008075 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.30%
C000008072 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000008072 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[7]
C000008072 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000008072 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000008072 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000008072 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000008072 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.30%
C000205202 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000205202 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[8]
C000205202 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000205202 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000205202 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000205202 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000205202 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.30%
C000008073 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000008073 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[9]
C000008073 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000008073 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000008073 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000008073 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000008073 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.30%
C000033869 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	48.70%
C000033869 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000033869 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000033869 [Member] | EGYPT
Holdings [Line Items]
Percent of Total Investments	3.60%
C000033869 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	8.60%
C000033869 [Member] | NIGERIA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000033869 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	3.80%
C000033869 [Member] | ROMANIA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000033869 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000033869 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.40%
C000033869 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	5.40%
C000033869 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000033870 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	48.70%
C000033870 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000033870 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000033870 [Member] | EGYPT
Holdings [Line Items]
Percent of Total Investments	3.60%
C000033870 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	8.60%
C000033870 [Member] | NIGERIA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000033870 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	3.80%
C000033870 [Member] | ROMANIA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000033870 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000033870 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.40%
C000033870 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	5.40%
C000033870 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000007990 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	48.70%
C000007990 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007990 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007990 [Member] | EGYPT
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007990 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	8.60%
C000007990 [Member] | NIGERIA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007990 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007990 [Member] | ROMANIA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000007990 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000007990 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007990 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	5.40%
C000007990 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000033533 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	48.70%
C000033533 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000033533 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000033533 [Member] | EGYPT
Holdings [Line Items]
Percent of Total Investments	3.60%
C000033533 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	8.60%
C000033533 [Member] | NIGERIA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000033533 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	3.80%
C000033533 [Member] | ROMANIA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000033533 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000033533 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.40%
C000033533 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	5.40%
C000033533 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000116218 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	48.70%
C000116218 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000116218 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000116218 [Member] | EGYPT
Holdings [Line Items]
Percent of Total Investments	3.60%
C000116218 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	8.60%
C000116218 [Member] | NIGERIA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000116218 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	3.80%
C000116218 [Member] | ROMANIA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000116218 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000116218 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.40%
C000116218 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	5.40%
C000116218 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000205201 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000205201 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[10]
C000205201 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000205201 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000205201 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000205201 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000205201 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	56.90%
C000008059 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000008059 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[11]
C000008059 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000008059 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000008059 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000008059 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000008059 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	56.90%
C000008061 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000008061 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[12]
C000008061 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000008061 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000008061 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000008061 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000008061 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	56.90%
C000008060 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000008060 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[13]
C000008060 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000008060 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000008060 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000008060 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000008060 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	56.90%

[1]	Options Purchased
[2]	Options Purchased
[3]	Options Purchased
[4]	Options Purchased
[5]	Options Purchased
[6]	Amount rounds to less than 0.1%.
[7]	Amount rounds to less than 0.1%.
[8]	Amount rounds to less than 0.1%.
[9]	Amount rounds to less than 0.1%.
[10]	Amount rounds to less than 0.1%.
[11]	Amount rounds to less than 0.1%.
[12]	Amount rounds to less than 0.1%.
[13]	Amount rounds to less than 0.1%.